Other financial liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 161,001,732	$ 117,944,033
Other current financial liabilities		53,591,658	66,679,933
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	73,886,831	29,606,398
Other current financial liabilities	[1]	24,623,746	39,079,561
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	69,476,612	70,836,716
Other current financial liabilities	[1]	3,306,135	3,250,023
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	17,638,289	17,500,919
Other current financial liabilities	[1]	176,586	215,950
Derivatives [member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0	0
Other current financial liabilities	[2]	10,416,675	11,118,676
Liability coverage [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	0	0
Other current financial liabilities	[2]	1,840,188	0
Deposits for return of bottles and containers [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	0
Other current financial liabilities		$ 13,228,328	$ 13,015,723

[1]	See Note 5.
[2]	See Note 7.